Fair Value Measurements (Details) (USD $)	Mar. 29, 2015		Dec. 28, 2014
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value Measurements (Textuals) [Abstract]
Long-term Debt, Fair Value	$ 13,630,000,000		$ 13,600,000,000
Level 2 | Estimate of Fair Value, Fair Value Disclosure
Fair Value Measurements (Textuals) [Abstract]
Long-term Debt, Fair Value	14,240,000,000		13,590,000,000
Fair Value, Measurements, Recurring
Assets:
Derivatives	1,301,000,000		574,000,000
Total assets at fair value	1,301,000,000		574,000,000
Liabilities:
Derivatives	219,000,000		141,000,000
Total liabilities at fair value	219,000,000		141,000,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Derivatives	0		0
Total assets at fair value	0		0
Liabilities:
Derivatives	0		0
Total liabilities at fair value	0		0
Fair Value, Measurements, Recurring | Level 2
Assets:
Derivatives	1,301,000,000		574,000,000
Total assets at fair value	1,301,000,000		574,000,000
Liabilities:
Derivatives	219,000,000		141,000,000
Total liabilities at fair value	219,000,000		141,000,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Derivatives	0		0
Total assets at fair value	0		0
Liabilities:
Derivatives	0		0
Total liabilities at fair value	$ 0	[1]	$ 0

[1]	’s derivative financial instruments are subject to master netting arrangements that allow for the offset of asset and liabilities in the event of default or early termination of the contract. Heinz elects to record the gross assets and liabilities of its derivative financial instruments in the consolidated balance sheets. If the derivative financial instruments had been netted in the consolidated balance sheets, the asset and liability positions each would have been reduced by $219 million and $142 million at March 29, 2015 and December 28, 2014, respectively. No material amounts of collateral were received or posted on Heinz’s derivative assets and liabilities as of March 29, 2015.